Related parties transactions and balances (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of key management personnel remuneration
Below are the amounts recognized in the consolidated statements of profit or loss and other comprehensive income related to Company key personnel:

	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019

Short-term benefits	11,626	7,273	9,080
Share-based payment transactions	8,875	8,699	9,175

Total compensation paid to key personnel	20,501	15,972	18,255